UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2012 to September 30, 20121

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

November 14, 2012

(Date of report)

DLJ Commercial Mortgage Corp.

(Exact name of securitizer as specified in its charter)

N/A	0001042500
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Patrick A. Remmert, Vice President, (212) 325-7579

(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

 1 A quarterly report was inadvertently not filed for the reporting period January 1, 2012 to March 31, 2012 or the reporting period April 1, 2012 to June 30, 2012.  However, there was no activity to report for either such quarterly reporting period pursuant to Rule 15Ga-1(c)(2)(i).

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Asset Class: CMBS
DLJ Commercial Mortgage Trust Series 1998-CF2 (CIK 0001073980)	X	Column Financial, Inc.	275	$894,152,345	90.7%	1	$2,850,000	3.47%	0	$0	0.00%	0	$0	0.00%	1	$2,850,000	3.47%	0	$0	0.00%	0	$0	0.00%
		Union Capital Investments, LLC	26	$78,866,800	8.0%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
		Apple Bank for Savings	1	$12,815,855	1.3%	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00	0	0	0.00
Total by Issuing Entity			302	$985,835,000	100%	1	$2,850,000	3.47%	0	0	0.00%	0	0	0.00%	1	$2,850,000	3.47%	0	0	0.00%	0	0	0.00%
Total for All Asset Classes			302	$985,835,000		1	$2,850,000		0	$0		0	$0		1	$2,850,000		0	$0		0	$0

The following notes apply generally to the table above:

(a)
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records and the records of our affiliates that acted as securitizers in our transactions regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.

(b)
The scope of this Form ABS-15G is limited to transactions with activity to report in which DLJ Commercial Mortgage Corp. is the depositor, and the sponsor is either (i) not an affiliate of DLJ Commercial Mortgage Corp. or (ii) an affiliate of DLJ Commercial Mortgage Corp. that will not file a Form ABS-15G covering the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DLJ COMMERCIAL MORTGAGE CORP. (Securitizer)
Date: November 14, 2012
	By:	/s/ Patrick A. Remmert
Name: Patrick A. Remmert
Title: Vice President